Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended	21 Months Ended	23 Months Ended		60 Months Ended	61 Months Ended	69 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [7]	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [5]	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Sprott Gold Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%				3.21%				5.59%	[1]
Sprott Junior Gold Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			20.45%				3.19%			5.55%
Sprott Critical Materials ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(13.09%)		(12.87%)	[3]
Sprott Lithium Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(43.21%)		(40.98%)	[4]
SPROTT URANIUM MINERS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(13.38%)				29.35%	29.90%
Sprott Junior Uranium Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(17.40%)		(0.44%)
Sprott Junior Copper Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			12.42%		2.25%	[6]
Sprott Nickel Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(20.73%)	(21.72%)
Sprott Copper Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	7.08%
Sprott Gold Equity Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent			20.92%				4.69%		8.56%
Sprott Gold Equity Fund (Investor Class)
Average Annual Return [Line Items]
Average Annual Return, Percent			20.58%				4.39%				4.88%
S And P 500 T R 2 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%				14.53%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%				14.53%		15.02%		13.10%
S And P 500 Total Return Index 1 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%				14.53%				13.10%	[1]
S And P 500 Total Return Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%				14.53%			13.24%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%		22.32%	[3],[4],[6]
S And P 500 Total Return Index 4 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%				14.53%	15.31%
S And P 500 Total Return Index 7 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%	25.96%
S And P 500 Total Return Index 8 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	17.11%
Phlx Gold And Silver Index Tr 2 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%				6.85%
PHLX Gold & Silver Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%				6.85%		12.09%		8.45%
M S C I All Country World Index 1 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.49%				10.06%				9.23%	[1]
Solactive Gold Miners Custom Factors Index T R 1 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.03%				4.10%				6.49%	[1]
M S C I All Country World Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.49%				10.06%			9.13%
Solactive Junior Gold Miners Custom Factors Index T R 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.25%				3.48%			6.39%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.49%		15.97%	[3],[4],[6]
Nasdaq Sprott Critical Materials™ Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(12.78%)		(11.96%)	[3]
M S C I All Country World Index 4 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.49%				10.06%	10.91%
North Shore Global Uranium Mining Index 4 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(13.10%)				30.38%	30.95%
Nasdaq Sprott Junior Uranium Miners™ Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(16.56%)		0.36%
Nasdaq Sprott Junior Copper Miners™ Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.84%		4.14%	[6]
M S C I All Country World Index 7 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.49%	19.84%
Nasdaq Sprott Nickel Miners 7 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(20.23%)	(21.19%)
M S C I All Country World Index 8 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	11.98%
Nasdaq Sprott Copper Miners Index 8 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	7.15%
Nasdaq Sprott Lithium Miners™ Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(43.63%)		(41.29%)	[4]

[1]	Fund inception July 14, 2014.
[2]	Fund inception March 30, 2015.
[3]	Fund inception February 1, 2023.
[4]	Fund inception February 1, 2023.
[5]	Fund inception December 3, 2019.
[6]	Fund inception February 1, 2023.
[7]	Fund inception March 21, 2023.
[8]	Fund inception March 5, 2024.